Note 8 - Industry Segment Data (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Construction in Progress [Member]
Payments to Acquire Property, Plant, and Equipment	$ 8,784,000
Payments to Acquire Property, Plant, and Equipment	$ 2,124,649	$ 5,876,205